Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 USD ($)
Disclosure of classes of share capital [line items]
At the end of the previous year | shares	2,019,000,000	2,019,000,000
Changes during the period | shares	0	0
At the end of the current year | shares	2,019,000,000	2,019,000,000
At the end of the previous year	$ 1,736
Changes during the period	0
At the end of the current year	1,736	€ 1,238,608,344.12
Changes during the period	$ 128		$ (1,717)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
At the end of the current year | shares	1,797,000,000	1,797,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares | shares	222,037,958	222,037,958
At the end of the previous year | shares	68,500,000	68,500,000
Changes during the period | shares	(20,800,000)	(20,800,000)
At the end of the current year | shares	47,700,000	47,700,000
Result on the use of treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	$ (6,316)
Changes during the period	(1,439)
At the end of the current year	(7,755)
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(5,083)
Changes during the period	1,567		$ (1,138)
At the end of the current year	$ (3,516)